Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%,
10/01/28 (Call 07/01/28)	$1,256	$1,208,209

Aerospace & Defense — 2.5%
Boeing Co. (The)
3.25%, 02/01/28 (Call 12/01/27)	2,655	2,443,344
3.25%, 03/01/28 (Call 12/01/27)	825	756,971
3.45%, 11/01/28 (Call 08/01/28)	926	850,577
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	2,507	2,407,547
HEICO Corp., 5.25%, 08/01/28 (Call 07/01/28)	575	573,442
L3Harris Technologies Inc., 4.40%, 06/15/28
(Call 03/15/28)	4,306	4,168,620
Lockheed Martin Corp., 4.45%, 05/15/28 (Call 04/15/28)(a)	840	831,860
Northrop Grumman Corp., 3.25%, 01/15/28
(Call 10/15/27)	4,651	4,345,429
RTX Corp., 4.13%, 11/16/28 (Call 08/16/28)	7,002	6,724,021
		23,101,811
Agriculture — 1.1%
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	4,123	3,564,498
BAT International Finance PLC, 4.45%, 03/16/28
(Call 02/16/28)	2,436	2,327,647
Philip Morris International Inc.
3.13%, 03/02/28 (Call 12/02/27)(a)	1,304	1,203,070
4.88%, 02/15/28 (Call 01/15/28)	3,325	3,291,717
		10,386,932
Airlines — 0.4%
American Airlines 2016-1 Class AA Pass Through Trust,
Series 2016-1, Class AA, 3.58%, 07/15/29(a)	731	674,114
American Airlines 2016-2 Pass Through Trust, Series
2016-2, Class AA, 3.20%, 12/15/29(a)	698	627,969
American Airlines 2016-3 Class AA Pass Through Trust,
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	551	492,563
Delta Air Lines Pass Through Trust, Series 2020,
Class AA, 2.00%, 12/10/29	879	774,181
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	936	842,096
Series 2016-2, Class AA, 2.88%, 04/07/30	853	755,791
		4,166,714
Auto Manufacturers — 2.4%
American Honda Finance Corp.
2.00%, 03/24/28	2,453	2,160,627
3.50%, 02/15/28	1,350	1,271,120
4.70%, 01/12/28	610	605,224
5.13%, 07/07/28	1,240	1,246,473
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)(a)	1,619	1,586,280
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)	2,653	2,308,826
2.40%, 10/15/28 (Call 08/15/28)	2,443	2,093,236
3.85%, 01/05/28 (Call 10/05/27)(a)	1,307	1,222,829
5.80%, 06/23/28 (Call 05/23/28)	2,140	2,148,795
6.00%, 01/09/28 (Call 12/09/27)	1,578	1,601,954
PACCAR Financial Corp., 4.60%, 01/10/28(a)	253	252,433
Toyota Motor Corp.
3.67%, 07/20/28(a)	704	673,038
5.12%, 07/13/28 (Call 06/13/28)	910	923,614
Toyota Motor Credit Corp.
1.90%, 04/06/28	1,928	1,703,696
3.05%, 01/11/28	1,621	1,507,530

Security	Par (000)	Value

Auto Manufacturers (continued)
4.63%, 01/12/28	$1,405	$1,398,495
		22,704,170
Banks — 11.1%
Banco Santander SA
3.80%, 02/23/28	2,546	2,342,855
4.38%, 04/12/28	2,860	2,700,126
Bank of Montreal, 5.20%, 02/01/28 (Call 01/01/28)	3,131	3,134,350
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)	1,330	1,141,273
3.00%, 10/30/28 (Call 07/30/28)(a)	1,214	1,097,857
3.40%, 01/29/28 (Call 10/29/27)(a)	1,194	1,120,462
3.85%, 04/28/28	2,169	2,079,507
Bank of Nova Scotia (The), 5.25%, 06/12/28	1,820	1,817,288
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)	2,950	2,795,833
4.84%, 05/09/28 (Call 05/07/27)	4,575	4,256,260
Canadian Imperial Bank of Commerce, 5.00%, 04/28/28
(Call 03/28/28)	2,460	2,424,871
Citigroup Inc.
4.13%, 07/25/28(a)	4,844	4,560,093
6.63%, 01/15/28	935	985,210
Credit Suisse AG/New York NY, 7.50%, 02/15/28	5,899	6,248,044
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	2,084	1,929,721
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	1,489	1,392,453
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	945	946,767
ING Groep NV, 4.55%, 10/02/28	2,690	2,593,617
KeyBank NA/Cleveland OH, 6.95%, 02/01/28(a)	715	701,036
KeyCorp, 4.10%, 04/30/28(a)	1,493	1,358,794
Lloyds Banking Group PLC
4.38%, 03/22/28	3,745	3,564,678
4.55%, 08/16/28	2,850	2,699,093
Manufacturers & Traders Trust Co., 4.70%, 01/27/28
(Call 12/28/27)	2,635	2,524,093
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	3,111	2,965,125
4.05%, 09/11/28(a)	2,113	2,015,485
Mizuho Financial Group Inc., 4.02%, 03/05/28(a)	2,902	2,739,604
National Australia Bank Ltd.
4.90%, 06/13/28	2,290	2,273,237
4.94%, 01/12/28	2,750	2,739,742
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)(a)	1,247	1,183,540
PNC Bank NA
3.25%, 01/22/28 (Call 12/23/27)	1,750	1,610,193
4.05%, 07/26/28	2,955	2,730,538
Regions Financial Corp., 1.80%, 08/12/28
(Call 06/12/28)(a)	1,500	1,252,155
Royal Bank of Canada
4.90%, 01/12/28(a)	1,775	1,754,730
5.20%, 08/01/28	1,985	1,980,435
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	4,701	3,953,024
3.54%, 01/17/28	1,686	1,560,764
3.94%, 07/19/28	1,689	1,581,326
4.31%, 10/16/28(a)	1,535	1,458,296
5.52%, 01/13/28(a)	4,238	4,258,088
5.80%, 07/13/28(a)	1,400	1,419,950
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	755	699,508
Toronto-Dominion Bank (The)
5.16%, 01/10/28	3,213	3,199,602
5.52%, 07/17/28	2,155	2,177,347

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/26/28)	$2,018	$1,906,465
Westpac Banking Corp.
1.95%, 11/20/28	2,823	2,425,804
3.40%, 01/25/28	2,486	2,353,098
		104,652,337
Beverages — 2.0%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28
(Call 01/13/28)	5,871	5,664,986
Coca-Cola Co. (The)
1.00%, 03/15/28	2,889	2,486,187
1.50%, 03/05/28	1,382	1,216,492
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	1,634	1,533,738
4.65%, 11/15/28 (Call 08/15/28)	1,480	1,453,952
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	1,090	1,049,474
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)(a)	2,770	2,717,037
PepsiCo Inc.
3.60%, 02/18/28 (Call 01/18/28)	2,067	1,993,849
4.45%, 05/15/28 (Call 04/15/28)(a)	205	205,568
		18,321,283
Biotechnology — 1.2%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	3,710	3,178,060
5.15%, 03/02/28 (Call 02/02/28)	8,145	8,151,353
		11,329,413
Building Materials — 0.3%
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	1,425	1,219,971
Trane Technologies Global Holding Co. Ltd., 3.75%,
08/21/28 (Call 05/21/28)	1,502	1,430,550
		2,650,521
Chemicals — 1.4%
Dow Chemical Co. (The), 4.80%, 11/30/28
(Call 08/30/28)(a)	1,520	1,507,126
DuPont de Nemours Inc., 4.73%, 11/15/28
(Call 08/15/28)(a)	5,660	5,611,833
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	1,223	1,178,422
Ecolab Inc., 5.25%, 01/15/28 (Call 12/15/27)	805	819,538
International Flavors & Fragrances Inc., 4.45%, 09/26/28
(Call 06/26/28)	440	415,611
Nutrien Ltd., 4.90%, 03/27/28 (Call 02/27/28)	2,075	2,044,684
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	1,982	1,881,850
		13,459,064
Commercial Services — 0.9%
Automatic Data Processing Inc., 1.70%, 05/15/28
(Call 03/15/28)	2,617	2,295,423
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	1,130	963,698
Equifax Inc., 5.10%, 06/01/28 (Call 05/01/28)	1,475	1,452,772
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	1,048	992,666
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	1,085	1,014,583
S&P Global Inc., 4.75%, 08/01/28 (Call 05/01/28)	1,825	1,818,485
		8,537,627
Computers — 2.3%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	5,154	4,473,260
1.40%, 08/05/28 (Call 06/05/28)	4,425	3,828,687
4.00%, 05/10/28 (Call 04/10/28)	2,050	2,014,186
Dell Inc., 7.10%, 04/15/28(a)	940	1,013,668

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp., 5.25%, 02/01/28
(Call 01/01/28)(a)	$2,095	$2,099,944
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	1,453	1,229,557
Hewlett Packard Enterprise Co., 5.25%, 07/01/28
(Call 06/01/28)	865	860,312
HP Inc., 4.75%, 01/15/28 (Call 12/15/27)	2,324	2,285,631
International Business Machines Corp.
4.50%, 02/06/28 (Call 01/06/28)	2,470	2,424,824
6.50%, 01/15/28(a)	667	709,768
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(a)	1,012	830,407
		21,770,244
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 4.60%, 03/01/28 (Call 02/01/28)	130	130,967
Estee Lauder Companies Inc. (The), 4.38%, 05/15/28
(Call 04/15/28)	1,770	1,740,919
Kenvue Inc., 5.05%, 03/22/28 (Call 02/22/28)(b)	2,290	2,310,518
Procter & Gamble Co. (The), 3.95%, 01/26/28	245	241,254
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	3,022	2,899,821
		7,323,479
Distribution & Wholesale — 0.2%
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)(b)	1,885	1,873,916

Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	8,820	7,691,746
3.88%, 01/23/28 (Call 10/23/27)	864	801,032
5.75%, 06/06/28 (Call 05/06/28)	1,910	1,902,723
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)(a)	1,579	1,329,060
4.63%, 10/01/28 (Call 07/01/28)	1,634	1,551,238
5.30%, 02/01/28 (Call 01/01/28)(a)	780	771,256
Ally Financial Inc., 2.20%, 11/02/28 (Call 09/02/28)	1,782	1,451,831
BGC Partners Inc., 8.00%, 05/25/28 (Call 04/25/28)(b)	645	630,616
Blue Owl Credit Income Corp., 7.95%, 06/13/28
(Call 05/13/28)(b)	1,325	1,328,909
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	2,428	2,275,157
Capital One Financial Corp., 3.80%, 01/31/28
(Call 12/31/27)	3,361	3,121,462
Charles Schwab Corp. (The)
2.00%, 03/20/28 (Call 01/20/28)	2,754	2,390,858
3.20%, 01/25/28 (Call 10/25/27)(a)	1,853	1,696,996
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	1,199	1,157,167
Intercontinental Exchange Inc., 3.75%, 09/21/28
(Call 06/21/28)(a)	1,511	1,438,729
Jefferies Financial Group Inc., 5.88%, 07/21/28
(Call 06/21/28)	1,590	1,586,009
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)(a)	1,116	1,058,180
Mastercard Inc.
3.50%, 02/26/28 (Call 11/26/27)	1,274	1,217,995
4.88%, 03/09/28 (Call 02/09/28)	342	345,721
Nasdaq Inc., 5.35%, 06/28/28 (Call 05/28/28)	2,025	2,028,645
Nomura Holdings Inc.
2.17%, 07/14/28(a)	3,213	2,707,884
5.84%, 01/18/28	350	351,053
6.07%, 07/12/28	1,445	1,458,077
		40,292,344
Electric — 9.3%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	1,178	1,113,151
AES Corp. (The), 5.45%, 06/01/28 (Call 05/01/28)	2,060	2,041,233

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Ameren Corp., 1.75%, 03/15/28 (Call 01/15/28)	$1,276	$1,105,093
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	1,253	1,193,445
American Electric Power Co. Inc., Series J, 4.30%,
12/01/28 (Call 09/01/28)	1,648	1,582,822
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	909	868,350
Berkshire Hathaway Energy Co., 3.25%, 04/15/28
(Call 01/15/28)	1,614	1,492,175
Black Hills Corp., 5.95%, 03/15/28 (Call 02/15/28)(a)	890	909,562
Commonwealth Edison Co., 3.70%, 08/15/28
(Call 05/15/28)	1,290	1,222,894
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	926	883,348
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	715	689,024
Constellation Energy Generation LLC, 5.60%, 03/01/28
(Call 02/01/28)	1,655	1,673,966
Consumers Energy Co.
3.80%, 11/15/28 (Call 08/15/28)	736	696,595
4.65%, 03/01/28 (Call 01/01/28)(a)	572	569,357
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	1,318	1,265,438
DTE Electric Co., Series A, 1.90%, 04/01/28
(Call 02/01/28)	1,686	1,481,792
DTE Energy Co., 4.88%, 06/01/28 (Call 05/01/28)	1,285	1,270,518
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)	1,456	1,392,373
Series A, 6.00%, 12/01/28	535	559,000
Duke Energy Corp., 4.30%, 03/15/28 (Call 02/15/28)	2,550	2,458,022
Duke Energy Florida LLC, 3.80%, 07/15/28
(Call 04/15/28)(a)	1,467	1,398,814
Duke Energy Progress LLC, 3.70%, 09/01/28
(Call 06/01/28)	1,118	1,055,012
Edison International
4.13%, 03/15/28 (Call 12/15/27)	1,451	1,364,491
5.25%, 11/15/28 (Call 10/15/28)	1,420	1,399,666
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	2,011	1,937,297
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	332	317,824
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	1,816	1,558,800
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	1,001	921,250
Entergy Mississippi LLC, 2.85%, 06/01/28
(Call 03/01/28)(a)	1,350	1,217,403
Eversource Energy
5.45%, 03/01/28 (Call 02/01/28)	3,045	3,090,036
Series M, 3.30%, 01/15/28 (Call 10/15/27)	1,065	983,868
Exelon Corp., 5.15%, 03/15/28 (Call 02/15/28)	2,500	2,504,650
Florida Power & Light Co.
4.40%, 05/15/28 (Call 03/15/28)(a)	880	865,295
5.05%, 04/01/28 (Call 03/01/28)	2,120	2,139,843
Georgia Power Co., 4.65%, 05/16/28 (Call 03/16/28)	1,480	1,454,322
Indiana Michigan Power Co., 3.85%, 05/15/28
(Call 02/15/28)	696	661,639
Interstate Power & Light Co., 4.10%, 09/26/28
(Call 06/26/28)	1,200	1,147,116
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)(a)	815	771,495
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)	945	948,723
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	1,689	1,579,147
3.90%, 11/01/28 (Call 08/01/28)(a)	948	897,813
4.80%, 03/15/28 (Call 02/15/28)	1,217	1,206,972
5.05%, 09/15/28 (Call 08/15/28)(a)	1,180	1,180,991
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	3,950	3,415,249

Security	Par (000)	Value

Electric (continued)
4.90%, 02/28/28 (Call 01/28/28)	$2,835	$2,809,683
Oklahoma Gas & Electric Co., 3.80%, 08/15/28
(Call 02/15/28)	911	863,409
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (Call 08/15/28)	1,670	1,583,661
4.30%, 05/15/28 (Call 04/15/28)(b)	420	410,680
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	1,707	1,483,639
3.75%, 07/01/28(a)	2,012	1,815,367
4.65%, 08/01/28 (Call 05/01/28)	865	801,786
Public Service Co. of Colorado, 3.70%, 06/15/28
(Call 12/15/27)	1,000	942,560
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	850	799,765
3.70%, 05/01/28 (Call 02/01/28)(a)	1,020	968,041
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	1,222	1,054,342
Sempra Energy, 3.40%, 02/01/28 (Call 10/01/27)(a)	2,650	2,461,612
Southern California Edison Co.
5.30%, 03/01/28 (Call 02/01/28)	1,585	1,596,919
Series B, 3.65%, 03/01/28 (Call 12/01/27)	956	893,831
Southern Co. (The)
4.85%, 06/15/28 (Call 04/15/28)	1,630	1,610,505
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	1,050	901,331
Southwestern Electric Power Co., Series M, 4.10%,
09/15/28 (Call 06/15/28)	1,528	1,458,140
System Energy Resources Inc., 6.00%, 04/15/28
(Call 03/15/28)	640	628,365
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28
(Call 01/01/28)	1,722	1,639,964
WEC Energy Group Inc.
2.20%, 12/15/28 (Call 10/15/28)	1,594	1,380,388
4.75%, 01/15/28 (Call 12/15/27)	1,175	1,158,750
Wisconsin Electric Power Co., 1.70%, 06/15/28
(Call 04/15/28)(a)	425	367,251
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	1,640	1,560,903
		87,676,766
Electronics — 1.0%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)(a)	1,091	1,014,925
Avnet Inc., 6.25%, 03/15/28 (Call 02/15/28)	1,095	1,105,446
Flex Ltd., 6.00%, 01/15/28 (Call 12/15/27)	500	507,610
Honeywell International Inc., 4.95%, 02/15/28
(Call 01/15/28)	965	978,693
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)(a)	1,095	1,026,968
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	1,009	947,138
TD SYNNEX Corp., 2.38%, 08/09/28 (Call 06/09/28)(a)	1,340	1,113,513
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	1,404	1,375,710
Vontier Corp., 2.40%, 04/01/28 (Call 02/01/28)	1,163	980,118
		9,050,121
Environmental Control — 0.4%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	1,943	1,868,894
Waste Connections Inc., 4.25%, 12/01/28
(Call 09/01/28)(a)	1,178	1,139,044
Waste Management Inc., 1.15%, 03/15/28 (Call 01/15/28)	1,342	1,144,055
		4,151,993
Food — 1.6%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	2,253	2,167,296
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	3,119	3,046,109
7.00%, 10/01/28	942	1,008,298

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	$3,432	$3,315,861
Hershey Co. (The), 4.25%, 05/04/28 (Call 04/04/28)(a)	320	316,637
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)	1,785	1,554,235
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc., 5.13%, 02/01/28 (Call 01/01/28)(b)	2,077	2,015,728
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	1,512	1,472,491
Mondelez International Inc., 4.13%, 05/07/28
(Call 02/07/28)(a)	535	520,181
		15,416,836
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28 (Call 07/15/28)	1,205	1,028,287

Gas — 0.6%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	630	600,333
5.25%, 03/01/28 (Call 02/01/28)	1,680	1,687,846
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	642	609,207
NiSource Inc., 5.25%, 03/30/28 (Call 02/29/28)	2,060	2,063,996
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)(a)	588	543,718
5.45%, 03/23/28 (Call 02/23/28)(a)	475	473,432
		5,978,532
Hand & Machine Tools — 0.6%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)(a)	651	621,829
Regal Rexnord Corp., 6.05%, 04/15/28
(Call 03/15/28)(a)(b)	3,000	2,979,990
Stanley Black & Decker Inc.
4.25%, 11/15/28 (Call 08/15/28)	1,456	1,391,936
6.00%, 03/06/28 (Call 02/06/28)(a)	985	1,010,659
		6,004,414
Health Care - Products — 1.4%
Abbott Laboratories, 1.15%, 01/30/28 (Call 11/30/27)	1,495	1,292,263
Baxter International Inc., 2.27%, 12/01/28 (Call 10/01/28)	2,935	2,528,502
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)(a)	605	580,364
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	1,527	1,480,167
Medtronic Global Holdings SCA, 4.25%, 03/30/28
(Call 02/29/28)	2,515	2,458,387
Revvity Inc., 1.90%, 09/15/28 (Call 07/15/28)	1,340	1,143,315
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)(a)	1,760	1,676,330
Thermo Fisher Scientific Inc., 1.75%, 10/15/28
(Call 08/15/28)	1,735	1,497,288
		12,656,616
Health Care - Services — 2.8%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28
(Call 05/15/28)(a)	470	449,146
Centene Corp., 2.45%, 07/15/28 (Call 05/15/28)	5,555	4,784,855
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)(a)	799	770,116
Elevance Health Inc., 4.10%, 03/01/28 (Call 12/01/27)	3,386	3,257,095
HCA Inc.
5.20%, 06/01/28 (Call 05/01/28)	1,700	1,685,856
5.63%, 09/01/28 (Call 03/01/28)	4,065	4,078,171
Humana Inc., 5.75%, 03/01/28 (Call 02/01/28)	1,195	1,222,939
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(b)	1,785	1,779,127
Mercy Health/OH, Series 2018, 4.30%, 07/01/28
(Call 01/01/28)	628	597,957
SSM Health Care Corp., 4.89%, 06/01/28	165	163,457

Security	Par (000)	Value

Health Care - Services (continued)
Sutter Health, Series 2018, 3.70%, 08/15/28
(Call 05/15/28)	$450	$419,558
UnitedHealth Group Inc.
3.85%, 06/15/28(a)	2,866	2,759,614
3.88%, 12/15/28	1,982	1,903,731
5.25%, 02/15/28 (Call 01/15/28)	2,205	2,255,847
		26,127,469
Holding Companies - Diversified — 0.8%
Ares Capital Corp., 2.88%, 06/15/28 (Call 04/15/28)	2,912	2,452,777
Blackstone Secured Lending Fund, 2.85%, 09/30/28
(Call 07/30/28)	1,553	1,285,558
Blue Owl Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	2,025	1,674,695
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	1,780	1,455,720
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	806	639,682
		7,508,432
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28
(Call 11/15/27)	925	876,641

Household Products & Wares — 0.4%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	1,168	1,151,146
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	1,739	1,663,058
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)(a)	1,185	1,153,313
		3,967,517
Insurance — 1.9%
American International Group Inc., 4.20%, 04/01/28
(Call 01/01/28)	866	831,741
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	936	909,549
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	630	608,901
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	2,416	2,239,415
Cincinnati Financial Corp., 6.92%, 05/15/28	800	857,216
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	3,605	3,425,867
7.00%, 04/01/28(a)	846	884,671
F&G Annuities & Life Inc., 7.40%, 01/13/28
(Call 12/13/27)(b)	1,050	1,055,019
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	1,372	1,333,159
Fidelity National Financial Inc., 4.50%, 08/15/28
(Call 05/15/28)	1,026	973,694
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	1,144	1,109,463
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)(a)	1,044	956,158
Prudential Financial Inc., 3.88%, 03/27/28
(Call 12/27/27)(a)	935	898,778
Willis North America Inc., 4.50%, 09/15/28
(Call 06/15/28)(a)	1,385	1,326,262
		17,409,893
Internet — 2.3%
Amazon.com Inc., 1.65%, 05/12/28 (Call 03/12/28)(a)	5,175	4,529,470
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)(a)	540	519,059
4.88%, 11/14/28 (Call 08/14/28)	920	900,754
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	1,259	1,193,494
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	2,237	2,102,869
Meta Platforms Inc., 4.60%, 05/15/28 (Call 04/15/28)	3,540	3,528,353
Netflix Inc.
4.88%, 04/15/28	3,615	3,573,211
5.88%, 11/15/28	4,710	4,855,398
		21,202,608

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel — 0.2%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	$1,535	$1,465,342

Lodging — 0.7%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	1,003	948,758
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	428	415,104
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,376	1,303,155
Sands China Ltd., 5.90%, 08/08/28 (Call 05/08/28)	4,015	3,902,138
		6,569,155
Machinery — 1.5%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)(a)	279	270,170
CNH Industrial Capital LLC, 4.55%, 04/10/28
(Call 03/10/28)(a)	1,259	1,221,079
John Deere Capital Corp.
1.50%, 03/06/28(a)	1,651	1,432,952
3.05%, 01/06/28	906	849,701
4.75%, 01/20/28	3,210	3,201,975
4.90%, 03/03/28	490	494,258
4.95%, 07/14/28	880	885,755
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	1,111	1,059,194
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)(a)	754	739,863
Westinghouse Air Brake Technologies Corp., 4.95%,
09/15/28 (Call 06/15/28)	2,723	2,653,373
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)(a)	1,423	1,252,681
		14,061,001
Manufacturing — 0.5%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)(a)	1,679	1,578,008
Eaton Corp., 4.35%, 05/18/28 (Call 04/18/28)	750	734,932
Teledyne Technologies Inc., 2.25%, 04/01/28
(Call 02/01/28)	1,456	1,279,533
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)	770	704,666
		4,297,139
Media — 3.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	2,411	2,206,837
4.20%, 03/15/28 (Call 12/15/27)	2,945	2,756,873
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	4,148	3,870,374
3.55%, 05/01/28 (Call 02/01/28)	2,584	2,453,560
4.15%, 10/15/28 (Call 07/15/28)	8,584	8,304,076
Discovery Communications LLC, 3.95%, 03/20/28
(Call 12/20/27)	4,037	3,767,934
Paramount Global
3.38%, 02/15/28 (Call 12/15/27)(a)	1,033	918,977
3.70%, 06/01/28 (Call 03/01/28)	1,313	1,176,054
TCI Communications Inc., 7.13%, 02/15/28	1,014	1,095,150
Walt Disney Co. (The), 2.20%, 01/13/28(a)	2,959	2,672,303
		29,222,138
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	958	915,905

Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28
(Call 09/01/28)(a)	1,691	1,494,184
BHP Billiton Finance USA Ltd., 4.75%, 02/28/28
(Call 01/28/28)	1,835	1,828,651
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	1,470	1,388,033
4.38%, 08/01/28 (Call 08/01/23)	1,542	1,462,279

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	$1,850	$2,028,247
		8,201,394
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	1,220	1,073,807
4.25%, 04/01/28 (Call 10/01/23)	1,577	1,462,242
		2,536,049
Oil & Gas — 2.9%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	415	384,037
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	2,497	2,394,798
4.23%, 11/06/28 (Call 08/06/28)	3,696	3,602,602
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	1,900	1,800,231
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)(a)	1,383	1,348,771
Continental Resources Inc./OK, 4.38%, 01/15/28
(Call 10/15/27)	2,367	2,241,312
Devon Energy Corp., 5.88%, 06/15/28 (Call 06/15/24)(a)	789	788,976
EQT Corp., 5.70%, 04/01/28 (Call 03/01/28)(a)	1,090	1,091,613
Marathon Petroleum Corp., 3.80%, 04/01/28
(Call 01/01/28)	1,162	1,091,931
Occidental Petroleum Corp., 6.38%, 09/01/28
(Call 03/01/28)(a)	1,370	1,406,113
Ovintiv Inc., 5.65%, 05/15/28 (Call 04/15/28)	1,625	1,615,364
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	2,040	1,941,611
Phillips 66 Co., 3.75%, 03/01/28 (Call 12/01/27)	929	872,981
Shell International Finance BV, 3.88%, 11/13/28
(Call 08/23/28)	3,610	3,498,776
TotalEnergies Capital SA, 3.88%, 10/11/28	2,171	2,084,030
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	1,481	1,428,573
		27,591,719
Oil & Gas Services — 0.1%
Schlumberger Investment SA, 4.50%, 05/15/28
(Call 04/15/28)(a)	1,000	988,020

Packaging & Containers — 0.5%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	1,242	1,182,657
Berry Global Inc., 5.50%, 04/15/28 (Call 03/15/28)(a)(b)	1,080	1,067,494
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	1,128	1,051,838
4.00%, 03/15/28 (Call 12/15/27)	1,706	1,595,758
		4,897,747
Pharmaceuticals — 7.2%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	4,525	4,390,336
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	3,384	2,943,606
4.88%, 03/03/28 (Call 02/03/28)	1,386	1,388,010
Becton Dickinson and Co., 4.69%, 02/13/28
(Call 01/13/28)	2,441	2,414,076
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)	3,457	3,343,472
Cigna Group (The), 4.38%, 10/15/28 (Call 07/15/28)	8,900	8,610,216
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	11,623	11,253,040
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	4,031	3,894,188
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)(a)	3,391	3,196,594
McKesson Corp.
3.95%, 02/16/28 (Call 11/16/27)(a)	801	770,234
4.90%, 07/15/28 (Call 06/15/28)(a)	504	504,307
Merck & Co. Inc.
1.90%, 12/10/28 (Call 10/10/28)(a)	2,607	2,280,056
4.05%, 05/17/28 (Call 04/17/28)(a)	720	708,314

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	$898	$950,811
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	1,993	1,886,016
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)(a)	1,940	1,865,659
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/28
(Call 04/19/28)	8,200	8,059,288
Pharmacia LLC, 6.60%, 12/01/28(a)	1,645	1,776,649
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	2,343	2,265,658
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28
(Call 08/26/28)	3,707	3,697,881
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)(a)	1,301	1,249,337
		67,447,748
Pipelines — 3.5%
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	3,225	3,036,692
Energy Transfer LP
4.95%, 05/15/28 (Call 02/15/28)	2,095	2,048,931
4.95%, 06/15/28 (Call 03/15/28)	2,464	2,405,061
5.55%, 02/15/28 (Call 01/15/28)	1,985	1,992,563
Enterprise Products Operating LLC, 4.15%, 10/16/28
(Call 07/16/28)	2,515	2,412,061
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	3,202	3,075,297
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	2,884	2,727,284
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	2,043	1,945,181
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28
(Call 09/15/27)	3,415	3,253,641
Targa Resources Corp., 5.00%, 01/15/28 (Call 01/15/24)	1,635	1,572,085
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	853	911,277
TransCanada PipeLines Ltd., 4.25%, 05/15/28
(Call 02/15/28)	3,321	3,193,241
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28
(Call 12/15/27)	995	940,623
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	1,068	1,035,245
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	1,615	1,536,850
4.75%, 08/15/28 (Call 05/15/28)	345	330,790
		32,416,822
Real Estate Investment Trusts — 7.1%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	992	830,076
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28
(Call 10/15/27)	1,275	1,199,061
American Homes 4 Rent LP, 4.25%, 02/15/28
(Call 11/15/27)	1,267	1,203,422
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)(a)	1,909	1,610,242
3.60%, 01/15/28 (Call 10/15/27)	2,066	1,912,000
5.25%, 07/15/28 (Call 06/15/28)	1,120	1,109,147
5.50%, 03/15/28 (Call 02/15/28)	890	893,231
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	445	379,282
3.20%, 01/15/28 (Call 10/15/27)(a)	1,498	1,388,212
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	2,059	1,910,608
Brandywine Operating Partnership LP, 7.55%, 03/15/28
(Call 02/15/28)(a)	735	676,398
Brixmor Operating Partnership LP, 2.25%, 04/01/28
(Call 02/01/28)	854	727,164
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	907	863,781
Crown Castle Inc.
4.80%, 09/01/28 (Call 08/01/28)	1,545	1,507,843
5.00%, 01/11/28 (Call 12/11/27)(a)	2,005	1,978,033

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp., 3.80%, 02/15/28
(Call 11/15/27)	$2,443	$2,285,256
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	1,305	1,107,567
Digital Realty Trust LP
4.45%, 07/15/28 (Call 04/15/28)(a)	1,349	1,281,982
5.55%, 01/15/28 (Call 12/15/27)	2,434	2,425,919
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	750	674,955
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	1,597	1,345,552
2.00%, 05/15/28 (Call 03/15/28)	905	775,232
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	1,311	1,222,980
4.15%, 12/01/28 (Call 09/01/28)	836	798,204
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	1,087	923,059
Extra Space Storage LP, 5.70%, 04/01/28
(Call 03/01/28)(a)	1,060	1,067,038
Federal Realty OP LP, 5.38%, 05/01/28 (Call 04/01/28)	845	837,598
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28
(Call 03/03/28)	1,185	1,162,058
Healthpeak Properties Inc., 2.13%, 12/01/28
(Call 10/01/28)(a)	1,174	1,002,502
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	864	775,993
Hudson Pacific Properties LP, 5.95%, 02/15/28
(Call 01/15/28)(a)	747	619,823
Invitation Homes Operating Partnership LP, 2.30%,
11/15/28 (Call 09/15/28)	1,498	1,276,760
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	880	792,440
Kimco Realty Corp., 1.90%, 03/01/28 (Call 01/01/28)	1,134	964,467
Mid-America Apartments LP, 4.20%, 06/15/28
(Call 03/15/28)	1,064	1,020,546
NNN REIT Inc., 4.30%, 10/15/28 (Call 07/15/28)	878	823,766
Omega Healthcare Investors Inc., 4.75%, 01/15/28
(Call 10/15/27)(a)	1,238	1,157,530
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)(a)	751	689,576
Piedmont Operating Partnership LP, 9.25%, 07/20/28
(Call 06/20/28)	545	559,181
Prologis LP
3.88%, 09/15/28 (Call 06/15/28)	865	820,824
4.00%, 09/15/28 (Call 06/15/28)	1,273	1,219,407
4.88%, 06/15/28 (Call 05/15/28)	1,205	1,199,071
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	1,483	1,291,752
1.95%, 11/09/28 (Call 09/09/28)	1,570	1,355,334
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	950	827,146
3.40%, 01/15/28 (Call 11/15/27)	1,806	1,678,370
3.65%, 01/15/28 (Call 10/15/27)	1,596	1,498,293
4.70%, 12/15/28 (Call 11/15/28)	755	735,680
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	715	671,235
Rexford Industrial Realty LP, 5.00%, 06/15/28
(Call 05/15/28)(a)	705	688,418
Simon Property Group LP, 1.75%, 02/01/28
(Call 11/01/27)	2,307	1,991,656
Spirit Realty LP, 2.10%, 03/15/28 (Call 01/15/28)	1,060	903,523
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	840	741,644
Sun Communities Operating LP, 2.30%, 11/01/28
(Call 09/01/28)	972	819,017
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	585	535,515
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	1,682	1,565,555
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	3,130	3,000,981

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower OP LLC, 4.25%, 04/15/28 (Call 01/15/28)	$1,625	$1,543,214
		66,865,119
Retail — 3.1%
Advance Auto Parts Inc., 5.95%, 03/09/28
(Call 02/09/28)(a)	765	762,277
AutoNation Inc., 1.95%, 08/01/28 (Call 06/01/28)	1,078	889,975
AutoZone Inc., 4.50%, 02/01/28 (Call 01/01/28)	445	433,354
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	1,321	1,284,038
Dollar General Corp.
4.13%, 05/01/28 (Call 02/01/28)	1,353	1,294,645
5.20%, 07/05/28 (Call 06/05/28)	925	923,640
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	3,330	3,190,540
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	1,300	1,099,943
1.50%, 09/15/28 (Call 07/15/28)	1,915	1,644,334
3.90%, 12/06/28 (Call 09/06/28)	2,408	2,327,115
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	2,723	2,310,711
1.70%, 09/15/28 (Call 07/15/28)	2,351	2,010,951
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)(a)	3,045	2,924,327
O’Reilly Automotive Inc., 4.35%, 06/01/28
(Call 03/01/28)(a)	1,292	1,259,132
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	1,566	1,475,595
4.00%, 11/15/28 (Call 08/15/28)(a)	1,532	1,477,277
TJX Companies Inc. (The), 1.15%, 05/15/28
(Call 03/15/28)	1,211	1,040,467
Walmart Inc.
3.70%, 06/26/28 (Call 03/26/28)(a)	2,953	2,866,920
3.90%, 04/15/28 (Call 03/15/28)(a)	317	309,709
		29,524,950
Semiconductors — 2.7%
Analog Devices Inc., 1.70%, 10/01/28 (Call 08/01/28)	2,015	1,732,940
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%,
01/15/28 (Call 10/15/27)	1,915	1,772,333
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	1,731	1,497,540
4.11%, 09/15/28 (Call 06/15/28)	2,702	2,557,011
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	2,725	2,355,572
4.88%, 02/10/28 (Call 01/10/28)	3,485	3,474,022
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	1,693	1,483,000
4.88%, 06/22/28 (Call 03/22/28)(a)	1,420	1,379,047
Micron Technology Inc., 5.38%, 04/15/28 (Call 03/15/28)	1,305	1,293,477
NVIDIA Corp., 1.55%, 06/15/28 (Call 04/15/28)	2,992	2,609,922
NXP BV/NXP Funding LLC, 5.55%, 12/01/28
(Call 09/01/28)	1,227	1,241,233
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)	2,237	1,909,391
Texas Instruments Inc., 4.60%, 02/15/28 (Call 01/15/28)	1,737	1,738,407
		25,043,895
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28
(Call 06/16/28)	1,466	1,242,845

Software — 2.5%
Concentrix Corp., 6.60%, 08/02/28 (Call 07/02/28)	1,700	1,680,790
Fidelity National Information Services Inc., 1.65%,
03/01/28 (Call 01/01/28)(a)	1,921	1,645,279

Security	Par (000)	Value

Software (continued)
Fiserv Inc.
4.20%, 10/01/28 (Call 07/01/28)	$3,007	$2,886,480
5.45%, 03/02/28 (Call 02/02/28)	1,760	1,778,638
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	5,139	4,532,341
4.50%, 05/06/28 (Call 04/06/28)(a)	1,160	1,132,949
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	2,157	2,082,691
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	2,576	2,222,933
3.70%, 04/11/28 (Call 01/11/28)	2,785	2,684,684
Take-Two Interactive Software Inc., 4.95%, 03/28/28
(Call 02/28/28)	1,455	1,438,166
VMware Inc., 1.80%, 08/15/28 (Call 06/15/28)	1,924	1,618,142
		23,703,093
Telecommunications — 4.9%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	5,233	4,471,389
4.10%, 02/15/28 (Call 11/15/27)	4,130	3,928,662
British Telecommunications PLC, 5.13%, 12/04/28
(Call 09/24/28)	1,725	1,698,297
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	1,651	1,605,416
Sprint Capital Corp., 6.88%, 11/15/28	5,640	5,982,856
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	4,495	3,921,573
4.75%, 02/01/28 (Call 02/01/24)	3,680	3,589,067
4.80%, 07/15/28 (Call 06/15/28)(a)	1,440	1,411,906
4.95%, 03/15/28 (Call 02/15/28)	1,615	1,596,718
Verizon Communications Inc.
2.10%, 03/22/28 (Call 01/22/28)	7,439	6,508,158
4.33%, 09/21/28	9,344	8,973,043
Vodafone Group PLC, 4.38%, 05/30/28(a)	2,375	2,341,916
		46,029,001
Transportation — 2.1%
Canadian National Railway Co., 6.90%, 07/15/28	1,134	1,231,830
Canadian Pacific Railway Co., 4.00%, 06/01/28
(Call 03/01/28)(a)	1,678	1,608,279
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	1,792	1,716,521
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	2,235	2,138,403
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	1,383	1,294,737
4.20%, 10/17/28 (Call 07/17/28)	1,024	985,651
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,290	1,217,025
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	1,704	1,617,846
Ryder System Inc.
5.25%, 06/01/28 (Call 05/01/28)	1,655	1,641,032
5.65%, 03/01/28 (Call 02/01/28)(a)	1,320	1,331,286
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	2,560	2,478,489
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)(a)	2,626	2,284,594
		19,545,693
Trucking & Leasing — 0.2%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)(a)	807	734,475
4.55%, 11/07/28 (Call 08/07/28)(a)	882	840,193
		1,574,668
Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28
(Call 06/01/28)(a)	1,379	1,308,257

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$741	$793,759
		2,102,016

Total Long-Term Investments — 98.7%
(Cost: $960,513,117)		927,075,648

Short-Term Securities

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)(e)	50,374	50,389,317
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	4,230	4,230,000

Total Short-Term Securities — 5.8%
(Cost: $54,601,839)		54,619,317

Total Investments — 104.5%
(Cost: $1,015,114,956)		981,694,965

Liabilities in Excess of Other Assets — (4.5)%		(42,678,416)

Net Assets — 100.0%		$939,016,549

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$37,798,990	$12,576,316	(a)	$—	$(3,442)	$17,453	$50,389,317	50,374	$130,249	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,900,000	2,330,000	(a)	—	—	—	4,230,000	4,230	79,681		1
					$(3,442)	$17,453	$54,619,317		$209,930		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$927,075,648	$—	$927,075,648
Short-Term Securities
Money Market Funds	54,619,317	—	—	54,619,317
	$54,619,317	$927,075,648	$—	$981,694,965

Portfolio Abbreviation

REIT	Real Estate Investment Trust